GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
GOING CONCERN
NOTE 2 - GOING CONCERN

To date the Company has generated no revenues from its business operations and has incurred operating losses since inception.  As at September 30, 2020, the Company has a working capital deficit of $115,845 and has reported an accumulated deficit of $134,200.  The Company requires additional funding to meet its ongoing obligations and to fund anticipated operating losses.  The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern.  The Company intends to continue to fund its business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

To date the Company has generated no revenues from its business operations and has incurred operating losses since inception. As at December 31, 2019, the Company has a working capital deficit of $95,801 and has reported an accumulated deficit of $114,156. The Company requires additional funding to meet its ongoing obligations and to fund anticipated operating losses. The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations. Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to continue to fund its business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.